Trade Accounts Receivable - Summary of Maturities of Accounts Receivable (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
To expire [member]
Disclosure of accounts receivable [line items]
Financial assets	$ 2,474,113	$ 2,579,843
Trade receivables [member]
Disclosure of accounts receivable [line items]
Financial assets	4,220,627	4,614,821
Trade receivables [member] | Past due 0 to 30 days [member]
Disclosure of accounts receivable [line items]
Financial assets	951,356	1,062,273
Trade receivables [member] | 31 to 60 days [member]
Disclosure of accounts receivable [line items]
Financial assets	143,691	75,539
Trade receivables [member] | 61 to 90 days [member]
Disclosure of accounts receivable [line items]
Financial assets	69,165	24,619
Trade receivables [member] | More than 90 days [member]
Disclosure of accounts receivable [line items]
Financial assets	$ 582,302	$ 872,547